ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	£ 3,533
Impact of transfers between stages	485
Other items charged to the income statement	19
Ending Balance	3,362
Impairment loss recognised in profit or loss	3,362
In respect of:
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1
Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	3,260
Exchange and other adjustments	135
Impact of transfers between stages	493
Other items charged to the income statement	531
Charge to the income statement (note 13)	1,024
Advances written off	(1,605)
Disposal of businesses	(181)	[1]
Recoveries of advances written off in previous years	580
Discount unwind	(44)
Ending Balance	3,169
Drawn balance [member] | Previously stated [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	2,227
Ending Balance
Drawn balance [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,033
Ending Balance
Drawn balance [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	493
Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	273
Exchange and other adjustments	(7)
Impact of transfers between stages	(8)
Other items charged to the income statement	(65)
Charge to the income statement (note 13)	(73)
Ending Balance	193
Undrawn balances [member] | Previously stated [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	30
Ending Balance
Undrawn balances [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	243
Ending Balance
Undrawn balances [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(8)
Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	650
In respect of:
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1
Stage 1 [member] | Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	590
Exchange and other adjustments	2
Impact of transfers between stages	(7)
Other items charged to the income statement	(58)
Charge to the income statement (note 13)	(65)
Disposal of businesses		[1]
Ending Balance	527
Stage 1 [member] | Drawn balance [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	304
Stage 1 [member] | Drawn balance [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(46)
Stage 1 [member] | Drawn balance [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(32)
Stage 1 [member] | Drawn balance [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(233)
Stage 1 [member] | Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	147
Exchange and other adjustments	(5)
Impact of transfers between stages	(5)
Other items charged to the income statement	(14)
Charge to the income statement (note 13)	(19)
Ending Balance	123
Stage 1 [member] | Undrawn balances [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	28
Stage 1 [member] | Undrawn balances [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(6)
Stage 1 [member] | Undrawn balances [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(2)
Stage 1 [member] | Undrawn balances [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(25)
Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,058
Stage 2 [member] | Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,147
Impact of transfers between stages	56
Other items charged to the income statement	(107)
Charge to the income statement (note 13)	(51)
Disposal of businesses	(102)	[1]
Ending Balance	994
Stage 2 [member] | Drawn balance [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(299)
Stage 2 [member] | Drawn balance [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	85
Stage 2 [member] | Drawn balance [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(131)
Stage 2 [member] | Drawn balance [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	401
Stage 2 [member] | Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	126
Exchange and other adjustments	(14)
Impact of transfers between stages	(5)
Other items charged to the income statement	(43)
Charge to the income statement (note 13)	(48)
Ending Balance	64
Stage 2 [member] | Undrawn balances [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(28)
Stage 2 [member] | Undrawn balances [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	6
Stage 2 [member] | Undrawn balances [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(5)
Stage 2 [member] | Undrawn balances [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	22
Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,576
Stage 3 [member] | Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	1,491
Exchange and other adjustments	133
Impact of transfers between stages	444
Other items charged to the income statement	696
Charge to the income statement (note 13)	1,140
Advances written off	(1,605)
Disposal of businesses	(79)	[1]
Recoveries of advances written off in previous years	553
Discount unwind	(63)
Ending Balance	1,570
Stage 3 [member] | Drawn balance [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(5)
Stage 3 [member] | Drawn balance [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(39)
Stage 3 [member] | Drawn balance [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	163
Stage 3 [member] | Drawn balance [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	325
Stage 3 [member] | Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Exchange and other adjustments	12
Impact of transfers between stages	2
Other items charged to the income statement	(8)
Charge to the income statement (note 13)	(6)
Ending Balance	6
Stage 3 [member] | Undrawn balances [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	7
Stage 3 [member] | Undrawn balances [member] | Impact of transfers between stages [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impact of transfers between stages	(5)
Purchased or originated credit-impaired [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	78
Purchased or originated credit-impaired [member] | Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Beginning Balance	32
Disposal of businesses		[1]
Recoveries of advances written off in previous years	27
Discount unwind	19
Ending Balance	78
Loans and Advances to Banks [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	2
Loans and Advances to Banks [Member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	2
Loans and advances to customers [Member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	3,150
Loans and advances to customers [Member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	525
Loans and advances to customers [Member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	994
Loans and advances to customers [Member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,553
Loans and advances to customers [Member] | Purchased or originated credit-impaired [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	78
Debt securities [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	6
Debt securities [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	6
Financial assets at amortised cost, class [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	3,158
Financial assets at amortised cost, class [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	527
Financial assets at amortised cost, class [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	994
Financial assets at amortised cost, class [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	1,559
Financial assets at amortised cost, class [member] | Purchased or originated credit-impaired [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	78
Other assets [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	11
Other assets [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	11
Loan commitments and financial guarantees [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	193
Loan commitments and financial guarantees [member] | Stage 1 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	123
Loan commitments and financial guarantees [member] | Stage 2 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	64
Loan commitments and financial guarantees [member] | Stage 3 [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of movement in the allowance for impairment losses [Line Items]
Impairment loss recognised in profit or loss	£ 6

[1]	Reflects the sale of the Group's Irish mortgage portfolio.